Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

23.	RELATED PARTY TRANSACTIONS

The related parties are defined as affiliates of the Company; entities for which investments are accounted for by the equity method by the Company; the principal owners of the Company; its management; members of the immediate families of the principal owners of the Company and its management.

Moon View Venture Limited (“Moon View”), PEWC, Singapore Branch, PEWC Singapore Co. (Pte) Ltd., and PEWC (HK) are controlled by PEWC. Moon View is the immediate holding company of the Company. Italian-Thai Development Public Company Limited (“Italian-Thai”) is the non-controlling shareholder of one of the Company’s operating subsidiaries in Thailand. SPHC is one of the Company’s equity investees. Fujikura Limited is a non-controlling shareholder of one of the Company’s operating subsidiaries in Thailand.

(a)	Outstanding balance with related parties:

The following table provided the total amount of outstanding balance at December 31, 2017 and 2016.

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
	2017	2016	2017	2016
	US$’000	US$’000	US$’000	US$’000
The ultimate parent company
PEWC	88	2,693	1,019	457
PEWC, Singapore Branch	15	14	—	—
PEWC Singapore Co. (Pte) Ltd.	—	—	1,008	993
PEWC (HK)	7,420	7,488	2,394	88

The immediate holding company
Moon View	—	—	1,537	1,537

Associate
SPHC	180	164	1,362	1,362

Non-controlling shareholder of subsidiary
Italian-Thai and its affiliates	5,651	2,214	—	—
Fujikura Limited	—	—	—	131

Others	—	—	23	65
Total	13,354	12,573	7,343	4,633

As of December 31, 2017 and 2016, the interest rates on the balance due to PEWC Singapore Co., (Pte) Ltd. range from 2.00% to 2.34% and 1.61% to 1.86%, respectively, and the payables are repayable upon demand. All balances with related parties are unsecured.

There is no interest on the balance due to immediate holding company since 2007.

23.	RELATED PARTY TRANSACTIONS (continued)
(b)	Transactions with related parties:

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2017	2016	2015
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases of materials	12,818	2,291	3,706
	Purchases of products	5,352	6,305	3,592
	Sales	1,457	493	111
	Fabrication income received	208	—	—
	Management fee received	—	4	17
	Management fee paid	143	145	241
	Information technology service fee paid	114	118	97
PEWC, Singapore Branch	Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	15	11	9
PEWC (HK)	Purchases of materials	4,180	6,331	32,440
	Sales	24,437	25,546	29,634

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	6,203	3,058	3,030
	Construction of factory building expenses and acquisition of assets	—	285	2,605
Fujikura Limited	Purchases of products	1,115	1,064	917

Terms and condition of transactions with related parties

The sales to and purchases from related parties are based on negotiation by the entities. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Copper is the major raw material of the Company’s wire and cable products.  The Company purchases copper in the form of copper rods and copper cathode.  Copper cathode is purchased by Siam Pacific to avoid the high import tariffs levied on copper rods.  Copper cathode needs to be processed into copper rods prior to the manufacturing of wire and cable products.

Substantially all of the Company’s copper rods are supplied by PEWC while copper cathodes are supplied by unrelated third parties. The price of copper rods purchased from PEWC is determined by reference to the quoted copper prices on the London Metal Exchange (the “LME”) plus a certain premium.

In addition to copper rods, the Company purchases high voltage power cable from PEWC for distribution purposes. The purchase price of power cable from PEWC is determined by reference to the quoted copper prices on the LME. No sales commission was received from PEWC during the years ended December 31, 2017, 2016 and 2015.

23.	RELATED PARTY TRANSACTIONS (continued)

Pursuant to the composite services agreement:

(a)

PEWC will sell copper rod to the Company, upon the Company’s request, (i) at a price consisting of the average spot price of copper on the LME for the one month prior to purchase plus an agreed upon premium, (ii) at prices and on terms at least as favorable as it provides copper rod to other purchasers of similar amounts of copper rod in the same markets as PEWC and (iii) will give priority in the supply of copper rod to the Company over other purchasers of copper rod from PEWC.

(b)

PEWC grants to the Company the right to distribute any wire or cable product manufactured by PEWC in all markets in which the Company presently distributes or develops the capability to distribute in the future, such products on such terms as have historically been in effect or on terms at least as favorable as PEWC grants to third parties that distribute such products in such markets. However, PEWC shall not be required to grant to the Company the right to distribute products manufactured by PEWC in the future in markets where the Company does not currently have the capability to distribute unless and until PEWC has no pre-existing contractual rights which would conflict with the grant of such right to the Company.

(c)

PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, access to certain of PEWC’s technology (and PEWC personnel necessary to use such technology) with respect to the design and manufacture of wire and cable products, including, without limitation, certain fiber optic technology. The Company benefits from research and development conducted by PEWC at little or no cost to the Company.

(d)

PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, certain services with respect to the design and manufacture of wire and cable products, computerization, inventory control, purchasing, internal auditing, quality control, emergency back-up services, and recruitment and training of personnel; such services may include the training of the Company’s employees and managers at PEWC facilities and the secondment of PEWC employees and managers to the Company.

(e)

Each of PEWC and the Company will offer the other party the right to participate in any negotiations with a third party concerning the establishment of any facility or similar venture to manufacture or distribute any wire or cable product outside of the markets where the Company currently manufactures or distributes, or intends to develop the capability to manufacture or distribute, any wire or cable product. Unless the Company and PEWC mutually agree otherwise, the Company shall have the right of first refusal to enter into any definitive agreement with such third party. If, however, such third party would not agree to the substitution of the Company for PEWC or such substitution would prevent the successful completion of the facility or venture, PEWC will arrange for the Company to participate to the extent possible.

(c)	Compensation of key management personnel of the Company

	For the years ended December, 31
	2017	2016	2015
	US$’000	US$’000	US$’000
Short-term employee benefits	3,900	3,344	3,382
Post-employment benefits	103	100	87
Termination benefits	43	103	80
Total compensation paid to key management personnel	4,046	3,547	3,549

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.